Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table reflect summarized financial information concerning the Company’s reportable segment for the nine months ended September 30, 2014 and 2013:

	Nine Months Ended			Nine Months Ended
	September 30, 2014			September 30, 2013
	Solar Energy	Corporate	Total	Solar Energy	Corporate	Total
Operating revenues	$83,298	$—	$83,298	$13,039	$—	$13,039
Depreciation and accretion	21,053	—	21,053	3,542	—	3,542
Interest expense, net	31,175	22,042	53,217	4,716	—	4,716
Income tax provision (benefit)	—	(4,069)	(4,069)	—	(60)	(60)
Net (loss) income	23,059	(41,097)	(18,038)	3,286	(3,362)	(76)

Long-lived Assets, Net

Long-lived assets consist of net property, plant and equipment and net intangible assets. The following table is a summary of long-lived assets by geographic area as of September 30, 2014 and December 31, 2013:

	As of September 30, 2014	As of December 31, 2013

United States and Puerto Rico	$1,604,644	$250,927
Chile	185,047	167,313
United Kingdom	226,638	10,804
Canada	120,622	912
Total long-lived assets	2,136,951	429,956
Current assets	428,678	106,358
Other long-term assets	46,558	30,563
Total assets	$2,612,187	$566,877

Predecessor
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of Segment Reporting Information, by Segment

	As of December 31,
In thousands	2013	2012
United States and Puerto Rico	$250,927	$133,185
Chile	167,313	134
United Kingdom	10,804	—
Canada	912	978
Total	$429,956	$134,297

Schedule of Revenue by Major Customers by Reporting Segments
Operating revenue to non-affiliate specific customers exceeding 10% of total operating revenue for the years ended December 31, 2013 and 2012 were as follows:

	For the Year Ended December 31,
	2013		2012
In thousands, except for percentages	Operating Revenue	Percent	Operating Revenue	Percent
Customer A	$4,196	24.0%	$4,207	26.8%
Customer B	$1,761	10.1%	$1,831	11.7%
Customer C	$1,726	10.0%	$1,760	11.2%